PROMISSORY NOTES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 20, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 22, 2022
Short-Term Debt [Line Items]
Fair value of Series H Preferred Stock								$ 236,842
Accrued interest	$ 96,063
Total liability		$ 20,158,732		$ 20,158,732		$ 17,208,870	$ 20,177,782
Loss on debt repaid	$ (16,227)	1,930,427	$ 907,983	1,930,427	$ 766,330	$ (1,221,635)
Promissory Notes [Member]
Short-Term Debt [Line Items]
Fair value of Series H Preferred Stock		1,338,889		1,338,889
Accrued interest		1,054,800
Total liability		2,393,689		2,393,689
Loss on debt repaid		1,916,007
Two Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Fair value of Series H Preferred Stock		2,409,751		2,409,751
Two Convertible Notes Payable [Member] | Series H Preferred Stock [Member]
Short-Term Debt [Line Items]
Fair value of Series H Preferred Stock		$ 1,899,945		$ 1,899,945